Net Intangible Assets And Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Computer software cost	$ 64,103	$ 69,319
Initial franchise fees	18,136	25,629
Reacquired franchised rights	9,878	11,625
Letter of credit fees	940	940
Others	1,000	0
Total cost	94,057	107,513
Total accumulated amortization	(51,088)	(54,042)
Subtotal	42,969	53,471
Goodwill	14,895	16,904
Net intangible assets including goodwill	57,864	70,375
Total amortization expense	15,108	18,297	14,825
Estimated aggregate amortization expense for 2015	15,108
Estimated aggregate amortization expense for 2016	11,332
Estimated aggregate amortization expense for 2017	2,223
Estimated aggregate amortization expense for 2018	2,223
Estimated aggregate amortization expense for 2019	2,223
Estimated aggregate amortization expense thereafter	9,860
Mexico [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	6,840	7,748
Brazil [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	6,247	7,021
Ecuador [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	273	273
Peru [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	189	201
Chile [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,227	1,416
Colombia [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 119	$ 245